UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—September 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Equity Income Fund Investor Shares - VEIPX

Equity Income Fund Admiral™ Shares - VEIRX

PRIMECAP Core Fund Investor Shares - VPCCX

Vanguard Equity Income Fund

Investor Shares (VEIPX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$28	0.26%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the 12-month period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  Five of the Fund’s 11 industry sectors contributed to performance. Strong stock selection in utilities and an underweight allocation to consumer discretionary boosted performance. Relative performance was primarily held back by weak stock selection in health care and real estate and an underweight to information technology.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $10,000

	Investor Shares	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,707	$10,757	$10,627
2016	$11,084	$11,202	$10,724
2016	$11,528	$11,694	$11,005
2016	$11,721	$11,889	$11,493
2016	$12,280	$12,582	$11,968
2017	$12,836	$13,004	$12,661
2017	$13,092	$13,190	$13,042
2017	$13,676	$13,790	$13,638
2017	$14,538	$14,659	$14,501
2018	$14,166	$14,247	$14,413
2018	$14,358	$14,443	$14,971
2018	$15,122	$15,272	$16,035
2018	$13,707	$13,801	$13,733
2019	$15,222	$15,283	$15,661
2019	$15,742	$15,704	$16,301
2019	$16,095	$16,092	$16,487
2019	$17,164	$17,147	$17,976
2020	$13,204	$13,042	$14,208
2020	$14,872	$14,677	$17,347
2020	$15,633	$15,204	$18,921
2020	$17,683	$17,345	$21,714
2021	$19,460	$19,258	$23,114
2021	$20,482	$20,132	$25,030
2021	$20,425	$20,005	$25,000
2021	$22,200	$21,887	$27,285
2022	$22,447	$22,048	$25,812
2022	$20,567	$20,146	$21,466
2022	$19,472	$18,944	$20,486
2022	$22,181	$21,817	$21,956
2023	$21,708	$21,423	$23,547
2023	$22,369	$21,724	$25,523
2023	$21,913	$21,309	$24,683
2023	$23,883	$23,254	$27,678
2024	$25,738	$25,371	$30,458
2024	$25,561	$25,074	$31,445
2024	$27,685	$27,283	$33,382
2024	$27,477	$27,358	$34,286
2025	$28,225	$27,838	$32,616
2025	$29,416	$28,985	$36,233
2025	$31,077	$30,836	$39,210

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	12.25%	14.73%	12.01%
FTSE High Dividend Yield Index	13.02%	15.19%	11.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$61,667
Number of Portfolio Holdings	201
Portfolio Turnover Rate	51%
Total Investment Advisory Fees (in thousands)	$45,976

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	1.8%
Consumer Discretionary	5.6%
Consumer Staples	9.3%
Energy	8.3%
Financials	20.9%
Health Care	15.2%
Industrials	11.5%
Information Technology	11.8%
Materials	3.1%
Real Estate	2.3%
Utilities	7.3%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR65

Vanguard Equity Income Fund

Admiral™ Shares (VEIRX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the 12-month period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  Five of the Fund’s 11 industry sectors contributed to performance. Strong stock selection in utilities and an underweight allocation to consumer discretionary boosted performance. Relative performance was primarily held back by weak stock selection in health care and real estate and an underweight to information technology.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $50,000

	Admiral Shares	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$53,547	$53,786	$53,135
2016	$55,446	$56,011	$53,621
2016	$57,677	$58,468	$55,023
2016	$58,674	$59,445	$57,463
2016	$61,482	$62,909	$59,841
2017	$64,287	$65,022	$63,307
2017	$65,562	$65,950	$65,211
2017	$68,504	$68,948	$68,189
2017	$72,851	$73,297	$72,504
2018	$70,993	$71,235	$72,066
2018	$71,989	$72,215	$74,857
2018	$75,835	$76,359	$80,177
2018	$68,738	$69,007	$68,664
2019	$76,372	$76,414	$78,305
2019	$78,993	$78,521	$81,506
2019	$80,775	$80,461	$82,433
2019	$86,161	$85,733	$89,881
2020	$66,291	$65,209	$71,041
2020	$74,689	$73,384	$86,734
2020	$78,534	$76,018	$94,604
2020	$88,859	$86,724	$108,568
2021	$97,803	$96,288	$115,569
2021	$102,953	$100,662	$125,148
2021	$102,700	$100,024	$124,999
2021	$111,638	$109,436	$136,424
2022	$112,902	$110,238	$129,058
2022	$103,475	$100,732	$107,329
2022	$97,996	$94,721	$102,431
2022	$111,638	$109,083	$109,782
2023	$109,290	$107,115	$117,734
2023	$112,637	$108,619	$127,615
2023	$110,383	$106,543	$123,417
2023	$120,306	$116,269	$138,390
2024	$129,704	$126,854	$152,292
2024	$128,817	$125,371	$157,225
2024	$139,570	$136,416	$166,910
2024	$138,544	$136,789	$171,430
2025	$142,363	$139,191	$163,082
2025	$148,402	$144,923	$181,165
2025	$156,823	$154,182	$196,051

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	12.36%	14.83%	12.11%
FTSE High Dividend Yield Index	13.02%	15.19%	11.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$61,667
Number of Portfolio Holdings	201
Portfolio Turnover Rate	51%
Total Investment Advisory Fees (in thousands)	$45,976

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	1.8%
Consumer Discretionary	5.6%
Consumer Staples	9.3%
Energy	8.3%
Financials	20.9%
Health Care	15.2%
Industrials	11.5%
Information Technology	11.8%
Materials	3.1%
Real Estate	2.3%
Utilities	7.3%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR565

Vanguard PRIMECAP Core Fund

Investor Shares (VPCCX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard PRIMECAP Core Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.44%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Small-, mid-, and large-capitalization stocks all posted positive returns for the 12-month period. Large-caps delivered stronger results than mid- and small-caps, while growth stocks outperformed value.

  A significant overweighting of health care hurt results the most, as the sector declined. Underweight allocations to information technology and communication services also contributed to the underperformance. Strong stock selection in financials and IT added value. Financials, consumer staples, and real estate contributed most to results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $10,000

	Investor Shares	MSCI US Prime Market 750 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,782	$10,672	$10,627
2016	$10,735	$10,775	$10,724
2016	$10,751	$11,048	$11,005
2016	$11,678	$11,500	$11,493
2016	$12,113	$11,922	$11,968
2017	$13,014	$12,660	$12,661
2017	$13,697	$13,059	$13,042
2017	$14,379	$13,636	$13,638
2017	$15,290	$14,541	$14,501
2018	$15,261	$14,452	$14,413
2018	$15,500	$14,962	$14,971
2018	$17,006	$16,081	$16,035
2018	$14,540	$13,871	$13,733
2019	$16,118	$15,814	$15,661
2019	$16,584	$16,487	$16,301
2019	$16,827	$16,739	$16,487
2019	$18,567	$18,260	$17,976
2020	$14,284	$14,606	$14,208
2020	$16,685	$17,808	$17,347
2020	$18,008	$19,518	$18,921
2020	$20,812	$22,142	$21,714
2021	$23,383	$23,393	$23,114
2021	$24,855	$25,440	$25,030
2021	$24,259	$25,517	$25,000
2021	$25,893	$28,038	$27,285
2022	$24,831	$26,575	$25,812
2022	$21,674	$22,115	$21,466
2022	$20,396	$21,098	$20,486
2022	$22,691	$22,607	$21,956
2023	$23,759	$24,353	$23,547
2023	$25,629	$26,472	$25,523
2023	$25,412	$25,632	$24,683
2023	$28,026	$28,696	$27,678
2024	$30,772	$31,669	$30,458
2024	$31,726	$32,885	$31,445
2024	$32,212	$34,854	$33,382
2024	$31,653	$35,828	$34,286
2025	$31,199	$34,183	$32,616
2025	$34,275	$38,035	$36,233
2025	$37,550	$41,123	$39,210

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	16.57%	15.83%	14.15%
MSCI US Prime Market 750 Index	17.99%	16.07%	15.19%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$12,882
Number of Portfolio Holdings	176
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$37,933

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	6.0%
Consumer Discretionary	9.6%
Consumer Staples	2.0%
Energy	2.7%
Financials	12.7%
Health Care	21.1%
Industrials	16.5%
Information Technology	25.6%
Materials	1.7%
Real Estate	0.1%
Utilities	0.1%
Other Assets and Liabilities—Net	1.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1220

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
(a) Audit Fees.	$55,000	$64,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$55,000	$64,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,803,970	$3,508,505
Tax Fees.	$1,784,220	$2,017,364
All Other Fees.	$25,000	$268,000
Total.	$5,613,190	$5,793,869

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2025
Vanguard Equity Income Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	16
Tax information	17

Equity Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.1%)
Communication Services (1.8%)
T-Mobile US Inc.	2,252,390	539,177
Comcast Corp. Class A	7,185,437	225,766
Verizon Communications Inc.	4,856,070	213,424
AT&T Inc.	3,272,909	92,427
Nexstar Media Group Inc.	85,373	16,882
		1,087,676
Consumer Discretionary (5.6%)
Industria de Diseno Textil SA	9,846,304	544,932
Darden Restaurants Inc.	2,221,035	422,796
Tractor Supply Co.	7,416,012	421,749
Dick's Sporting Goods Inc.	1,775,931	394,647
Home Depot Inc.	752,012	304,708
Lowe's Cos. Inc.	874,887	219,868
Travel & Leisure Co.	2,153,774	128,128
BorgWarner Inc. (XNYS)	2,885,924	126,865
Lear Corp.	1,208,626	121,600
McDonald's Corp.	378,381	114,986
Bath & Body Works Inc.	4,362,114	112,368
eBay Inc.	1,183,170	107,609
Las Vegas Sands Corp.	1,576,616	84,806
ADT Inc.	9,679,336	84,307
Ralph Lauren Corp.	241,780	75,813
Best Buy Co. Inc.	688,920	52,096
Signet Jewelers Ltd.	399,591	38,329
Wendy's Co.	2,786,415	25,524
Harley-Davidson Inc.	896,416	25,010
Williams-Sonoma Inc.	121,601	23,767
H&R Block Inc.	321,609	16,264
		3,446,172
Consumer Staples (9.3%)
Philip Morris International Inc.	4,561,616	739,894
Unilever plc ADR	11,723,311	694,958
Archer-Daniels-Midland Co.	10,745,911	641,961
Walmart Inc.	5,408,829	557,434
Procter & Gamble Co.	2,922,722	449,076
Constellation Brands Inc. Class A	3,332,698	448,814
Keurig Dr Pepper Inc.	16,119,356	411,205
Pernod Ricard SA	3,787,551	372,887
PepsiCo Inc.	2,206,487	309,879
Kenvue Inc.	17,265,025	280,211
Altria Group Inc.	2,956,953	195,336
Colgate-Palmolive Co.	2,127,529	170,075
Coca-Cola Co.	2,427,644	161,001
Kroger Co.	2,244,308	151,289
General Mills Inc.	1,454,118	73,317
Ingredion Inc.	334,425	40,837
Sysco Corp.	451,850	37,205
Molson Coors Beverage Co. Class B	94,231	4,264
		5,739,643
Energy (8.3%)
ConocoPhillips	11,733,894	1,109,909
EQT Corp.	14,482,042	788,258
Marathon Petroleum Corp.	3,001,971	578,600
Coterra Energy Inc.	23,614,247	558,477
Targa Resources Corp.	3,283,466	550,112
Exxon Mobil Corp.	4,796,987	540,860
Chevron Corp.	1,185,462	184,090
EOG Resources Inc.	1,508,726	169,158

Equity Income Fund
	Shares	Market Value• ($000)
Halliburton Co.	5,612,622	138,070
Devon Energy Corp.	3,661,102	128,358
Matador Resources Co.	2,387,904	107,289
Ovintiv Inc. (XNYS)	2,515,100	101,560
Scorpio Tankers Inc.	1,616,974	90,631
Schlumberger NV	2,387,946	82,074
Civitas Resources Inc.	255,557	8,306
		5,135,752
Financials (20.9%)
JPMorgan Chase & Co.	6,534,213	2,061,087
Bank of America Corp.	34,868,473	1,798,864
American International Group Inc.	10,480,985	823,177
Morgan Stanley	4,725,345	751,141
M&T Bank Corp.	3,691,999	729,613
Regions Financial Corp.	21,317,789	562,150
MetLife Inc.	6,686,365	550,756
Raymond James Financial Inc.	2,953,405	509,758
Marsh & McLennan Cos. Inc.	2,509,868	505,814
Intercontinental Exchange Inc.	2,547,345	429,177
Wells Fargo & Co.	4,904,902	411,129
PNC Financial Services Group Inc.	1,923,015	386,391
Nasdaq Inc.	4,335,373	383,464
Ares Management Corp. Class A	1,615,443	258,293
State Street Corp.	1,435,835	166,571
Progressive Corp.	662,852	163,691
Hartford Insurance Group Inc.	1,205,766	160,837
Ameriprise Financial Inc.	320,920	157,652
Bank of New York Mellon Corp.	1,322,513	144,101
Popular Inc.	1,093,319	138,862
MGIC Investment Corp.	4,767,103	135,243
Synchrony Financial	1,863,135	132,376
Jackson Financial Inc. Class A	1,278,713	129,444
Unum Group	1,661,985	129,269
Voya Financial Inc.	1,565,582	117,106
Everest Group Ltd.	324,222	113,552
Zions Bancorp NA	1,865,857	105,570
SLM Corp.	3,640,197	100,761
Goldman Sachs Group Inc.	122,342	97,427
Assured Guaranty Ltd.	1,069,055	90,495
Citigroup Inc.	830,137	84,259
Assurant Inc.	317,616	68,796
Equitable Holdings Inc.	1,248,479	63,398
Aflac Inc.	512,225	57,216
Essent Group Ltd.	865,618	55,019
Blackrock Inc.	46,689	54,433
US Bancorp	958,253	46,312
Hancock Whitney Corp.	666,702	41,742
Old Republic International Corp.	798,172	33,898
Stifel Financial Corp.	234,462	26,604
Prosperity Bancshares Inc.	297,789	19,758
Blackstone Inc.	107,728	18,405
Southstate Bank Corp.	133,478	13,197
American Financial Group Inc.	75,376	10,984
Western Union Co.	1,315,542	10,511
Corebridge Financial Inc.	278,573	8,928
Chubb Ltd.	29,494	8,325
Commerce Bancshares Inc.	139,054	8,310
		12,873,866
Health Care (15.2%)
Johnson & Johnson	8,613,622	1,597,138
Merck & Co. Inc.	16,646,713	1,397,159
UnitedHealth Group Inc.	3,776,148	1,303,904
Gilead Sciences Inc.	7,689,309	853,513
Elevance Health Inc.	2,271,955	734,114
Pfizer Inc.	22,924,772	584,123
AstraZeneca plc ADR	5,643,997	433,007
Eli Lilly & Co.	550,495	420,028
Becton Dickinson & Co.	2,085,690	390,379
Roche Holding AG	1,157,982	385,589

Equity Income Fund
	Shares	Market Value• ($000)
AbbVie Inc.	1,328,216	307,535
CVS Health Corp.	2,671,719	201,421
Bristol-Myers Squibb Co.	4,452,477	200,807
Cigna Group	663,668	191,302
Cardinal Health Inc.	1,101,149	172,836
Abbott Laboratories	971,453	130,116
Amgen Inc.	163,464	46,130
Organon & Co.	3,125,088	33,376
Medtronic plc	176,320	16,793
		9,399,270
Industrials (11.5%)
Honeywell International Inc.	3,824,949	805,152
PACCAR Inc.	6,539,757	642,989
L3Harris Technologies Inc.	2,045,481	624,710
Emerson Electric Co.	4,365,990	572,731
Automatic Data Processing Inc.	1,701,871	499,499
Northrop Grumman Corp.	806,801	491,600
Ferguson Enterprises Inc.	1,826,832	410,270
IDEX Corp.	2,450,112	398,780
Johnson Controls International plc	3,608,606	396,766
Caterpillar Inc.	723,055	345,006
Union Pacific Corp.	1,128,164	266,664
Cummins Inc.	454,232	191,854
FedEx Corp.	674,492	159,052
Otis Worldwide Corp.	1,653,708	151,198
Masco Corp.	1,845,430	129,900
Oshkosh Corp.	993,480	128,854
General Dynamics Corp.	367,472	125,308
Owens Corning	840,512	118,899
Ryder System Inc.	613,723	115,773
Booz Allen Hamilton Holding Corp.	1,094,591	109,404
RTX Corp.	609,568	101,999
Waste Management Inc.	418,417	92,399
Lockheed Martin Corp.	131,797	65,794
ManpowerGroup Inc.	1,308,011	49,574
A O Smith Corp.	541,331	39,739
Eaton Corp. plc	71,927	26,919
		7,060,833
Information Technology (11.8%)
Broadcom Inc.	9,797,443	3,232,274
Cisco Systems Inc.	15,797,008	1,080,831
Accenture plc Class A	2,630,138	648,592
NXP Semiconductors NV	2,526,065	575,261
TE Connectivity plc	2,408,800	528,804
QUALCOMM Inc.	1,902,847	316,558
NetApp Inc.	2,221,535	263,163
International Business Machines Corp.	535,285	151,036
KLA Corp.	130,526	140,785
Amdocs Ltd.	1,299,314	106,609
HP Inc.	3,375,260	91,908
Skyworks Solutions Inc.	1,132,228	87,159
Texas Instruments Inc.	337,832	62,070
		7,285,050
Materials (3.1%)
PPG Industries Inc.	5,809,728	610,661
Anglo American plc	15,050,218	567,503
Avery Dennison Corp.	3,382,706	548,573
Reliance Inc.	424,008	119,074
Sealed Air Corp.	901,706	31,875
FMC Corp.	916,797	30,832
NewMarket Corp.	16,237	13,448
Barrick Mining Corp.	230,698	7,560
		1,929,526
Real Estate (2.3%)
Crown Castle Inc.	6,264,689	604,480
Sun Communities Inc.	3,069,020	395,904
Weyerhaeuser Co.	15,880,158	393,669
		1,394,053

Equity Income Fund
		Shares	Market Value• ($000)
Utilities (7.3%)
	Sempra	7,446,077	669,998
	Dominion Energy Inc.	10,853,716	663,922
	PPL Corp.	16,466,227	611,885
	American Electric Power Co. Inc.	5,389,986	606,373
	Atmos Energy Corp.	2,706,912	462,205
	WEC Energy Group Inc.	3,604,510	413,041
	NextEra Energy Inc.	2,557,797	193,088
	Exelon Corp.	3,571,889	160,771
	National Fuel Gas Co.	1,505,526	139,065
	Edison International	2,483,135	137,268
	Duke Energy Corp.	947,705	117,279
	DTE Energy Co.	576,380	81,517
	Evergy Inc.	1,048,071	79,674
	NRG Energy Inc.	423,273	68,549
	UGI Corp.	1,507,314	50,133
	Eversource Energy	530,932	37,771
	Public Service Enterprise Group Inc.	275,207	22,969
	CMS Energy Corp.	76,153	5,579
			4,521,087
Total Common Stocks (Cost $44,189,432)			59,872,928
Temporary Cash Investments (2.8%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 4.180%	7,770,742	777,074
		Face Amount ($000)
Repurchase Agreements (1.5%)
	Goldman Sachs & Co. 4.210%, 10/1/2025 (Dated 9/30/2025, Repurchase Value $176,421, collateralized by U.S. Government Agency Obligations 3.000%–6.000%, 3/20/2042–9/20/2055, with a value of $179,928)	176,400	176,400
	NatWest Markets plc 4.200%, 10/1/2025 (Dated 9/30/2025, Repurchase Value $449,052, collateralized by U.S. Treasury Obligations 2.625%–4.875%, 11/30/2025–8/15/2035, with a value of $457,980)	449,000	449,000
	Nomura International plc 4.200%, 10/1/2025 (Dated 9/30/2025, Repurchase Value $323,238, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–6.000%, 2/15/2026–2/15/2053, with a value of $329,664)	323,200	323,200
			948,600
Total Temporary Cash Investments (Cost $1,725,594)			1,725,674
Total Investments (99.9%) (Cost $45,915,026)			61,598,602
Other Assets and Liabilities—Net (0.1%)			68,685
Net Assets (100%)			61,667,287
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	2,505	844,028	1,472

Equity Income Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	5/11/2026	CITNA	83,871	(4.219)	—	(2,934)
NetApp Inc.	5/5/2028	JPMC	221,745	(4.198)	—	(1,126)
					—	(4,060)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $45,138,032)	60,821,528
Affiliated Issuers (Cost $776,994)	777,074
Total Investments in Securities	61,598,602
Investment in Vanguard	1,541
Cash	9,830
Cash Collateral Pledged—Futures Contracts	53,369
Cash Collateral Pledged—Over-the-Counter Swap Contracts	5,010
Foreign Currency, at Value (Cost $2,137)	2,386
Receivables for Investment Securities Sold	212,091
Receivables for Accrued Income	70,139
Receivables for Capital Shares Issued	23,075
Swap Premiums Paid	104
Variation Margin Receivable—Futures Contracts	3,203
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	61,979,350
Liabilities
Payables for Investment Securities Purchased	256,055
Payables to Investment Advisor	9,338
Payables for Capital Shares Redeemed	39,675
Payables to Vanguard	2,935
Unrealized Depreciation—Over-the-Counter Swap Contracts	4,060
Total Liabilities	312,063
Net Assets	61,667,287
At September 30, 2025, net assets consisted of:

Paid-in Capital	41,595,919
Total Distributable Earnings (Loss)	20,071,368
Net Assets	61,667,287

Investor Shares—Net Assets
Applicable to 113,127,179 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,290,219
Net Asset Value Per Share—Investor Shares	$46.76

Admiral™ Shares—Net Assets
Applicable to 575,333,523 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	56,377,068
Net Asset Value Per Share—Admiral Shares	$97.99

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Dividends[1]	1,528,007
Interest[2]	51,563
Securities Lending—Net	17
Total Income	1,579,587
Expenses
Investment Advisory Fees—Note B
Basic Fee	51,023
Performance Adjustment	(5,047)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	8,822
Management and Administrative—Admiral Shares	43,903
Marketing and Distribution—Investor Shares	192
Marketing and Distribution—Admiral Shares	2,302
Custodian Fees	351
Auditing Fees	30
Shareholders’ Reports and Proxy Fees—Investor Shares	229
Shareholders’ Reports and Proxy Fees—Admiral Shares	1,142
Trustees’ Fees and Expenses	34
Other Expenses	441
Total Expenses	103,422
Expenses Paid Indirectly	(180)
Net Expenses	103,242
Net Investment Income	1,476,345
Realized Net Gain (Loss)
Investment Securities Sold[2]	5,133,751
Futures Contracts	86,749
Swap Contracts	16,725
Foreign Currencies	(1,336)
Realized Net Gain (Loss)	5,235,889
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	214,685
Futures Contracts	(11,159)
Swap Contracts	(4,060)
Foreign Currencies	1,091
Change in Unrealized Appreciation (Depreciation)	200,557
Net Increase (Decrease) in Net Assets Resulting from Operations	6,912,791
1	Dividends are net of foreign withholding taxes of $4,658.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $29,250, $91, and ($56), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,476,345	1,597,652
Realized Net Gain (Loss)	5,235,889	3,796,494
Change in Unrealized Appreciation (Depreciation)	200,557	7,515,373
Net Increase (Decrease) in Net Assets Resulting from Operations	6,912,791	12,909,519
Distributions
Investor Shares	(460,467)	(395,037)
Admiral Shares	(4,761,869)	(3,850,717)
Total Distributions	(5,222,336)	(4,245,754)
Capital Share Transactions
Investor Shares	(186,267)	(395,080)
Admiral Shares	638,119	(185,987)
Net Increase (Decrease) from Capital Share Transactions	451,852	(581,067)
Total Increase (Decrease)	2,142,307	8,082,698
Net Assets
Beginning of Period	59,524,980	51,442,282
End of Period	61,667,287	59,524,980

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.69	$39.11	$37.83	$42.95	$33.75
Investment Operations
Net Investment Income[1]	1.072	1.179	1.157	1.159	1.041
Net Realized and Unrealized Gain (Loss) on Investments	4.003	8.649	3.597	(2.848)	9.232
Total from Investment Operations	5.075	9.828	4.754	(1.689)	10.273
Distributions
Dividends from Net Investment Income	(1.090)	(1.262)	(1.149)	(1.134)	(1.012)
Distributions from Realized Capital Gains	(2.915)	(1.986)	(2.325)	(2.297)	(.061)
Total Distributions	(4.005)	(3.248)	(3.474)	(3.431)	(1.073)
Net Asset Value, End of Period	$46.76	$45.69	$39.11	$37.83	$42.95
Total Return[2]	12.25%	26.34%	12.54%	-4.67%	30.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,290	$5,348	$4,943	$4,823	$5,285
Ratio of Total Expenses to Average Net Assets[3]	0.26%[4]	0.27%[5]	0.27%[4]	0.28%[4]	0.28%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.83%	2.86%	2.69%	2.56%
Portfolio Turnover Rate	51%	42%	48%	40%	29%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.26%, 0.27%, and 0.28%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.27%.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$95.74	$81.96	$79.28	$90.01	$70.73
Investment Operations
Net Investment Income[1]	2.334	2.551	2.503	2.516	2.262
Net Realized and Unrealized Gain (Loss) on Investments	8.393	18.116	7.534	(5.973)	19.342
Total from Investment Operations	10.727	20.667	10.037	(3.457)	21.604
Distributions
Dividends from Net Investment Income	(2.368)	(2.725)	(2.484)	(2.460)	(2.196)
Distributions from Realized Capital Gains	(6.109)	(4.162)	(4.873)	(4.813)	(.128)
Total Distributions	(8.477)	(6.887)	(7.357)	(7.273)	(2.324)
Net Asset Value, End of Period	$97.99	$95.74	$81.96	$79.28	$90.01
Total Return[2]	12.36%	26.44%	12.64%	-4.58%	30.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56,377	$54,177	$46,499	$43,039	$43,422
Ratio of Total Expenses to Average Net Assets[3]	0.17%[4]	0.18%[5]	0.18%[4]	0.19%[4]	0.19%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.92%	2.95%	2.78%	2.64%
Portfolio Turnover Rate	51%	42%	48%	40%	29%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.17%, 0.18%, and 0.19% respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.18%.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Notes to Financial Statements
Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a

Equity Income Fund
certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended September 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.

Equity Income Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $6,534,000 for the year ended September 30, 2025.
For the year ended September 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net decrease of $5,047,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,541,000, representing less than 0.01% of the fund’s net assets and 0.62% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended September 30, 2025, these arrangements reduced the fund’s expenses by $180,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	58,002,017	1,870,911	—	59,872,928
Temporary Cash Investments	777,074	948,600	—	1,725,674
Total	58,779,091	2,819,511	—	61,598,602
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,472	—	—	1,472
Liabilities
Swap Contracts	—	(4,060)	—	(4,060)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	312,999
Total Distributable Earnings (Loss)	(312,999)

Equity Income Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,159,370
Undistributed Long-Term Gains	3,400,362
Net Unrealized Gains (Losses)	15,511,636
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	20,071,368
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,303,985	1,689,553
Long-Term Capital Gains	2,918,351	2,556,201
Total	5,222,336	4,245,754
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	46,088,679
Gross Unrealized Appreciation	18,072,154
Gross Unrealized Depreciation	(2,562,231)
Net Unrealized Appreciation (Depreciation)	15,509,923
G.	During the year ended September 30, 2025, the fund purchased $29,484,912,000 of investment securities and sold $32,835,824,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2025, such purchases were $140,999,000 and sales were $161,777,000, resulting in net realized gain of $22,649,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	439,904	9,932	421,529	10,185
Issued in Lieu of Cash Distributions	428,256	10,194	367,587	9,070
Redeemed	(1,054,427)	(24,045)	(1,184,196)	(28,584)
Net Increase (Decrease)—Investor Shares	(186,267)	(3,919)	(395,080)	(9,329)
Admiral Shares
Issued	5,636,784	61,194	5,246,215	60,176
Issued in Lieu of Cash Distributions	4,356,640	49,460	3,487,181	41,006
Redeemed	(9,355,305)	(101,186)	(8,919,383)	(102,630)
Net Increase (Decrease)—Admiral Shares	638,119	9,468	(185,987)	(1,448)

Equity Income Fund
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Fenway Funds and Shareholders of Vanguard Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Equity Income Fund (one of the funds constituting Vanguard Fenway Funds, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 57.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $1,576,605,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $15,874,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $3,151,443,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $11,089,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q650 112025

Financial Statements
For the year ended September 30, 2025
Vanguard PRIMECAP Core Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

PRIMECAP Core Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Communication Services (6.0%)
	Alphabet Inc. Class A	1,453,961	353,458
	Alphabet Inc. Class C	556,358	135,501
	Meta Platforms Inc. Class A	119,530	87,780
	Walt Disney Co.	703,930	80,600
	Nintendo Co. Ltd.	501,010	43,347
	T-Mobile US Inc.	129,670	31,040
*	Netflix Inc.	19,890	23,847
	Electronic Arts Inc.	78,800	15,894
	Comcast Corp. Class A	44,800	1,408
*	Altice USA Inc. Class A	159,060	383
			773,258
Consumer Discretionary (9.6%)
	Alibaba Group Holding Ltd. ADR	1,123,920	200,878
	TJX Cos. Inc.	1,100,000	158,994
	Ross Stores Inc.	992,620	151,265
	Sony Group Corp. ADR	5,066,888	145,876
*	Amazon.com Inc.	612,630	134,515
	Royal Caribbean Cruises Ltd.	357,800	115,777
*	Mattel Inc.	4,025,546	67,750
[1]	Whirlpool Corp.	713,094	56,049
*	Tesla Inc.	111,240	49,471
*	CarMax Inc.	963,890	43,250
	Marriott International Inc. Class A	86,000	22,398
	NIKE Inc. Class B	252,530	17,609
	Newell Brands Inc.	3,125,000	16,375
*	Capri Holdings Ltd.	792,800	15,793
*	Burlington Stores Inc.	42,100	10,714
*	Carnival Corp.	346,350	10,013
	McDonald's Corp.	28,630	8,700
	Murphy USA Inc.	12,662	4,916
*	Taylor Morrison Home Corp.	31,900	2,106
*	Norwegian Cruise Line Holdings Ltd.	68,040	1,676
	Dick's Sporting Goods Inc.	4,450	989
*	Leslie's Inc.	65,556	360
			1,235,474
Consumer Staples (2.0%)
*	Dollar Tree Inc.	751,850	70,952
*	BJ's Wholesale Club Holdings Inc.	516,269	48,142
	Sysco Corp.	548,730	45,182
*	US Foods Holding Corp.	507,910	38,916
	Philip Morris International Inc.	172,980	28,057
	Tyson Foods Inc. Class A	177,000	9,611
	Altria Group Inc.	103,130	6,813
	Walmart Inc.	65,350	6,735
	Coca-Cola Co.	4,500	299
			254,707
Energy (2.7%)
	ConocoPhillips	1,518,260	143,612
	Cameco Corp.	832,450	69,809
	Chevron Corp.	255,652	39,700
	EOG Resources Inc.	261,761	29,349
	TechnipFMC plc	601,870	23,744
	Coterra Energy Inc.	686,420	16,234
	Expand Energy Corp.	133,000	14,130
	Exxon Mobil Corp.	54,254	6,117
	Schlumberger NV	171,380	5,890
	Valero Energy Corp.	27,050	4,606
1

PRIMECAP Core Fund
		Shares	Market Value• ($000)
*	Transocean Ltd. (XNYS)	255,000	796
			353,987
Financials (12.7%)
	Raymond James Financial Inc.	1,349,139	232,861
	JPMorgan Chase & Co.	677,968	213,852
	Charles Schwab Corp.	1,950,601	186,224
	Northern Trust Corp.	1,210,700	162,960
	Wells Fargo & Co.	1,593,610	133,576
	Goldman Sachs Group Inc.	162,700	129,566
	Visa Inc. Class A	379,140	129,431
	Comerica Inc.	1,701,200	116,566
	Bank of New York Mellon Corp.	647,870	70,592
	Evercore Inc. Class A	190,190	64,155
*	PayPal Holdings Inc.	627,700	42,094
	CME Group Inc.	154,520	41,750
	Mastercard Inc. Class A	65,970	37,524
	KeyCorp	1,699,430	31,762
	Progressive Corp.	113,280	27,975
	Fidelity National Information Services Inc.	165,185	10,892
*,2	Sony Financial Group Inc.	1,013,377	3,750
*	WEX Inc.	22,860	3,601
			1,639,131
Health Care (21.1%)
	Eli Lilly & Co.	900,712	687,243
	AstraZeneca plc ADR	5,033,573	386,176
*	Boston Scientific Corp.	2,791,036	272,489
	Amgen Inc.	777,176	219,319
*	Biogen Inc.	1,319,866	184,887
[1]	GSK plc ADR	3,559,200	153,615
*	Elanco Animal Health Inc. (XNYS)	7,187,568	144,758
	Thermo Fisher Scientific Inc.	229,832	111,473
	Bristol-Myers Squibb Co.	2,460,430	110,965
	Novartis AG ADR	729,980	93,613
	Zimmer Biomet Holdings Inc.	609,200	60,006
	Roche Holding AG	105,417	35,102
*	LivaNova plc	604,930	31,686
*	Illumina Inc.	329,150	31,259
	Danaher Corp.	141,406	28,035
	Stryker Corp.	75,420	27,881
	CVS Health Corp.	345,510	26,048
*	BioMarin Pharmaceutical Inc.	463,040	25,078
	Agilent Technologies Inc.	110,860	14,229
	UnitedHealth Group Inc.	37,476	12,940
	Alcon AG	159,993	11,921
*	IQVIA Holdings Inc.	55,962	10,629
	Abbott Laboratories	68,260	9,143
[3]	Siemens Healthineers AG	158,880	8,606
	Sanofi SA ADR	144,690	6,829
*	GRAIL Inc.	47,615	2,816
	Humana Inc.	9,250	2,407
*	Waters Corp.	6,960	2,087
	Sandoz Group AG	10,740	641
			2,711,881
Industrials (16.5%)
	Siemens AG (Registered)	1,093,991	295,353
	AECOM	1,614,510	210,645
	Southwest Airlines Co.	5,632,319	179,727
	FedEx Corp.	737,510	173,912
*	United Airlines Holdings Inc.	1,372,350	132,432
	Jacobs Solutions Inc.	822,665	123,285
*	Amentum Holdings Inc.	5,116,719	122,545
*	NEXTracker Inc. Class A	1,466,398	108,499
	Delta Air Lines Inc.	1,483,850	84,208
	TransDigm Group Inc.	60,445	79,668
	Airbus SE	314,159	73,364
	Moog Inc. Class A	284,560	59,094
	IDEX Corp.	351,362	57,188
	Caterpillar Inc.	106,798	50,959
*	XPO Inc.	368,050	47,578
2

PRIMECAP Core Fund
		Shares	Market Value• ($000)
*	American Airlines Group Inc.	3,835,120	43,107
	United Parcel Service Inc. Class B (XNYS)	434,340	36,280
	Norfolk Southern Corp.	99,332	29,840
	Knight-Swift Transportation Holdings Inc.	650,346	25,695
	Textron Inc.	288,400	24,367
*	Parsons Corp.	250,900	20,805
	General Dynamics Corp.	53,430	18,220
	Otis Worldwide Corp.	160,680	14,691
	Booz Allen Hamilton Holding Corp.	145,600	14,553
*	Boeing Co.	62,420	13,472
	Carrier Global Corp.	203,712	12,162
*	Saia Inc.	34,920	10,454
	Union Pacific Corp.	43,440	10,268
	Honeywell International Inc.	47,200	9,936
	JB Hunt Transport Services Inc.	65,410	8,776
	Rockwell Automation Inc.	24,390	8,525
*	RXO Inc.	513,976	7,905
	AMETEK Inc.	39,842	7,490
	CSX Corp.	151,400	5,376
	Deere & Co.	10,450	4,778
*	GXO Logistics Inc.	84,000	4,443
			2,129,600
Information Technology (25.6%)
	Microsoft Corp.	800,420	414,578
*	Flex Ltd.	6,508,670	377,308
	KLA Corp.	318,253	343,268
	Micron Technology Inc.	1,894,485	316,985
*	Intel Corp.	8,785,100	294,740
	Oracle Corp.	765,180	215,199
	Texas Instruments Inc.	976,900	179,486
	Applied Materials Inc.	504,870	103,367
	Seagate Technology Holdings plc	424,149	100,125
	Analog Devices Inc.	388,120	95,361
	Jabil Inc.	404,800	87,910
	Intuit Inc.	118,577	80,977
	Apple Inc.	308,380	78,523
	ASML Holding NV GDR (Registered)	68,270	66,091
	Hewlett Packard Enterprise Co.	2,597,350	63,791
	HP Inc.	2,258,303	61,494
	NVIDIA Corp.	306,000	57,093
	Infineon Technologies AG	1,384,557	54,316
	NetApp Inc.	448,470	53,126
	Cisco Systems Inc.	696,180	47,633
	Teradyne Inc.	279,053	38,409
*	Adobe Inc.	99,410	35,067
	Corning Inc.	420,370	34,483
	QUALCOMM Inc.	186,770	31,071
*	Ciena Corp.	182,000	26,512
*	Keysight Technologies Inc.	100,140	17,516
	Telefonaktiebolaget LM Ericsson ADR	1,959,310	16,203
	Western Digital Corp.	109,600	13,159
			3,303,791
Materials (1.7%)
*	Glencore plc	11,592,811	53,392
	Albemarle Corp.	430,065	34,870
	FMC Corp.	963,851	32,414
	Linde plc	56,420	26,800
	DuPont de Nemours Inc.	288,990	22,512
	Tronox Holdings plc	3,578,659	14,386
	Corteva Inc.	194,180	13,133
	Dow Inc.	539,003	12,359
	Freeport-McMoRan Inc.	210,870	8,270
	Greif Inc. Class B	20,000	1,232
			219,368
Real Estate (0.1%)
	American Homes 4 Rent Class A	200,000	6,650
3

PRIMECAP Core Fund
		Shares	Market Value• ($000)
Utilities (0.1%)
	PG&E Corp.	600,100	9,050
Total Common Stocks (Cost $5,057,192)			12,636,897
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 4.180% (Cost $253,953)	2,540,203	254,020
Total Investments (100.1%) (Cost $5,311,145)			12,890,917
Other Assets and Liabilities—Net (-0.1%)			(8,819)
Net Assets (100%)			12,882,098
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,355.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $8,606, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $12,493 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
4

PRIMECAP Core Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,057,192)	12,636,897
Affiliated Issuers (Cost $253,953)	254,020
Total Investments in Securities	12,890,917
Investment in Vanguard	315
Cash	32
Foreign Currency, at Value (Cost $1)	1
Receivables for Investment Securities Sold	4,179
Receivables for Accrued Income	20,049
Receivables for Capital Shares Issued	1,276
Total Assets	12,916,769
Liabilities
Payables for Investment Securities Purchased	5,177
Collateral for Securities on Loan	12,493
Payables to Investment Advisor	9,560
Payables for Capital Shares Redeemed	6,758
Payables to Vanguard	683
Total Liabilities	34,671
Net Assets	12,882,098
1 Includes $12,355 of securities on loan.
At September 30, 2025, net assets consisted of:

Paid-in Capital	3,419,192
Total Distributable Earnings (Loss)	9,462,906
Net Assets	12,882,098

Net Assets
Applicable to 324,692,395 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,882,098
Net Asset Value Per Share	$39.67

See accompanying Notes, which are an integral part of the Financial Statements.
5

PRIMECAP Core Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Dividends[1]	173,640
Interest[2]	10,373
Securities Lending—Net	59
Total Income	184,072
Expenses
Investment Advisory Fees—Note B	37,933
The Vanguard Group—Note C
Management and Administrative	16,299
Marketing and Distribution	414
Custodian Fees	203
Auditing Fees	25
Shareholders’ Reports and Proxy Fees	88
Trustees’ Fees and Expenses	7
Other Expenses	22
Total Expenses	54,991
Net Investment Income	129,081
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,001,592
Foreign Currencies	(90)
Realized Net Gain (Loss)	2,001,502
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(221,473)
Foreign Currencies	128
Change in Unrealized Appreciation (Depreciation)	(221,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,909,238
1	Dividends are net of foreign withholding taxes of $3,104.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,367, $75, and ($68), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $55,694 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Core Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	129,081	139,706
Realized Net Gain (Loss)	2,001,502	809,365
Change in Unrealized Appreciation (Depreciation)	(221,345)	1,980,663
Net Increase (Decrease) in Net Assets Resulting from Operations	1,909,238	2,929,734
Distributions
Total Distributions	(846,243)	(663,536)
Capital Share Transactions
Issued	432,025	550,648
Issued in Lieu of Cash Distributions	666,464	527,309
Redeemed	(2,447,328)	(1,398,081)
Net Increase (Decrease) from Capital Share Transactions	(1,348,839)	(320,124)
Total Increase (Decrease)	(285,844)	1,946,074
Net Assets
Beginning of Period	13,167,942	11,221,868
End of Period	12,882,098	13,167,942

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Core Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$36.48	$30.44	$26.49	$33.78	$27.08
Investment Operations
Net Investment Income[1]	.366	.374	.394	.339	.243
Net Realized and Unrealized Gain (Loss) on Investments	5.222	7.483	5.839	(5.312)	8.746
Total from Investment Operations	5.588	7.857	6.233	(4.973)	8.989
Distributions
Dividends from Net Investment Income	(.360)	(.398)	(.365)	(.236)	(.357)
Distributions from Realized Capital Gains	(2.038)	(1.419)	(1.918)	(2.081)	(1.932)
Total Distributions	(2.398)	(1.817)	(2.283)	(2.317)	(2.289)
Net Asset Value, End of Period	$39.67	$36.48	$30.44	$26.49	$33.78
Total Return[2]	16.57%	26.76%	24.60%	-15.92%	34.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,882	$13,168	$11,222	$9,639	$12,056
Ratio of Total Expenses to Average Net Assets	0.44%	0.45%[3]	0.46%[3]	0.46%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.11%	1.34%	1.08%	0.76%
Portfolio Turnover Rate	11%[4]	6%	6%	6%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45% and 0.46%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Core Fund
Notes to Financial Statements
Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9

PRIMECAP Core Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended September 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.30% of the fund’s average net assets.
In November 2025, the board of trustees approved a change to the fund’s performance benchmark from the MSCI Prime Market 750 Index to the S&P 500 Index. The board also approved changes to the fund's advisory fee structure, lowering the base fee and introducing a performance-based incentive. The changes are effective November 24, 2025.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $315,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,069,026	564,121	3,750	12,636,897
Temporary Cash Investments	254,020	—	—	254,020
Total	12,323,046	564,121	3,750	12,890,917
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	214,233
Total Distributable Earnings (Loss)	(214,233)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	113,231
Undistributed Long-Term Gains	1,782,346
Net Unrealized Gains (Losses)	7,567,329
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	9,462,906
10

PRIMECAP Core Fund
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	134,148	151,544
Long-Term Capital Gains	712,095	511,992
Total	846,243	663,536
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,323,906
Gross Unrealized Appreciation	7,977,708
Gross Unrealized Depreciation	(410,697)
Net Unrealized Appreciation (Depreciation)	7,567,011
F.	During the year ended September 30, 2025, the fund purchased $1,376,362,000 of investment securities and sold $3,306,601,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $74,063,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	12,317	16,562
Issued in Lieu of Cash Distributions	20,008	16,740
Redeemed	(68,632)	(40,998)
Net Increase (Decrease) in Shares Outstanding	(36,307)	(7,696)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Fenway Funds and Shareholders of Vanguard PRIMECAP Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard PRIMECAP Core Fund (one of the funds constituting Vanguard Fenway Funds, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $134,148,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $4,160,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $858,838,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q12200 112025
13

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Equity Income Fund

A majority of independent trustees of the Board of Vanguard Fenway Funds has renewed the Vanguard Equity Income Fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders. The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group, also serves as advisor to the fund.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and more attractive valuation. Although every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has managed a portion of the fund since 2000.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – PRIMECAP Core Fund

A majority of independent trustees of the Board of Vanguard Fenway Funds has renewed the Vanguard PRIMECAP Core Fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The trustees considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term time horizon. PRIMECAP has managed the fund since its inception in 2004.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for PRIMECAP. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

VANGUARD FENWAY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.